Basis of preparation and changes to the Company’s accounting policies (Details) - USD ($) $ in Thousands			1 Months Ended	9 Months Ended		12 Months Ended
	May 15, 2020	Feb. 18, 2019	May 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Public equity offering proceeds				$ 30,400
Proceeds from governments loans				7,600
Conversion of debt	$ 2,200		$ 2,200	2,042
Proceeds from convertible debt, net of transaction costs				2,050	$ 7,970	$ 8,000
Proceeds from issuing of warrants to a strategic partner, net of transaction costs paid		$ 8,360		$ 0	$ 8,269	$ 8,300